Earnings Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Earnings Per Share
The following table sets forth the computation of basic and diluted earnings per share for the three months ended March 31, 2022 (in thousands, except share and per share data):

Three Months Ended
March 31, 2022
Numerator:
Net loss	$(297)
Net loss attributable to noncontrolling interest	(1,373)
Net income available to Class A common stockholders - Basic	1,076
Dilutive effect of warrants on net income to Class A common stockholders	—
Net income available to Class A common stockholders - Diluted	$1,076
Denominator:
Weighted average Class A common stock outstanding - Basic	13,581,828
Effect of dilutive securities:
Stock options	—
Restricted stock units	53,655
Warrants	—
Dilutive potential common shares	53,655
Weighted average units outstanding - diluted	13,635,483
Earnings per share:
Basic EPS	$0.08
Diluted EPS	$0.08

The following table sets forth the computation of basic and diluted earnings per share for the year ended December 31, 2021 (in thousands, except share and per share data):

2021
Numerator:
Net income	$89,795
Net income attributable to noncontrolling interest	64,241
Net income available to Class A common stockholders - Basic	25,554
Dilutive effect of warrants on net income to Class A common stockholders	—
Net income available to Class A common stockholders - Diluted	$25,554
Denominator:
Weighted average Class A common stock outstanding - Basic	13,218,119
Effect of dilutive securities:
Stock options	—
Restricted stock units	8,930
Warrants	—
Dilutive potential common shares	8,930
Weighted average units outstanding - diluted	13,227,049
Earnings per share:
Basic EPS	$1.93
Diluted EPS	$1.93

Schedule of Antidilutive Securities Excluded from Calculation of Earnings Per Share
The following table presents securities that have been excluded from the calculation of diluted earnings per share as their effect would have been anti-dilutive for the three months ended March 31, 2022:

Three Months Ended
March 31, 2022
Public Warrants	11,887,500
Private Unit Warrants	231,250
$11.50 Exercise Price Warrants	2,248,750
$15 Exercise Price Warrants	912,500
Underwriter Warrants	59,437
Stock Options	2,127,096
Restricted stock units	1,360,548
Performance stock units	78,907
Potential common stock	18,905,988

The following table presents securities that have been excluded from the calculation of diluted earnings per share as their effect would have been anti-dilutive for the year ended December 31, 2021:

2021
Public Warrants	11,887,500
Private Unit Warrants	231,250
$11.50 Exercise Price Warrants	2,248,750
$15 Exercise Price Warrants	912,500
Underwriter Warrants	59,437
Stock Options	3,375,000
Restricted stock units	1,766,714
Performance stock units	78,907
Potential common stock	20,560,058